Property And Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	$ 26.3	$ 17.5
Impairment losses related to property and equipment	0.0	0.0
Closing inventories [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	9.1	3.7
Selling, general and administrative expense [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	6.5	4.1
Selling, general and administrative expense [member] | Closing inventories [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	14.3	11.4
Selling, general and administrative expense [member] | Closing inventories [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	$ 3.6	$ 2.0